Changes in the Company structure - Main acquisitions and divestments, Integrated Power (Details) $ in Millions	Oct. 26, 2022 USD ($) GW MW
Joint venture for renewable portfolio of Casa Dos Ventos
Changes in the Company structure
Onshore wind capacity in operation | MW	700
Onshore wind under construction	1
Onshore wind	2.8
Solar projects under well advanced development	1.6
Maximum period to commence commercial operations of solar projects under well advanced development	5 years
Joint venture for renewable portfolio of Casa Dos Ventos
Changes in the Company structure
Proportion of ownership interest in joint venture	34.00%
Payments for JV transaction | $	$ 500
Maximum earn-out amount | $	$ 30
Additional equity share under option to acquire in 2027	15.00%
Joint venture for renewable portfolio of Casa Dos Ventos | Casa Dos Ventos
Changes in the Company structure
Proportion of ownership interest in joint venture	66.00%